May 14, 2020

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Annuity Separate Account 4 (“Registrant”)

Post-Effective Amendment No. 27 to Registration Statement on Form N-4

Prospectus Title: MassMutual EvolutionSM

File Nos. 333-109620, 811-08619

Dear Sir or Madam:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 referenced above.

The purpose of this filing is to:

(1) introduce the exchange right available to MassMutual Transitions SelectSM contract owners with a MassMutual Guaranteed Income Plus 5 or 6 Rider. This exchange right would allow such owners the option to terminate their MassMutual Guaranteed Income Plus 5 or 6 Rider in exchange for an immediate increase in their contract value during the GMIB Exchange Right Period of September 15, 2020 to December 4, 2020, and

(2) inform contract owners, who still own a MassMutual Guaranteed Income Plus 5 or 6 Rider after the expiration of the GMIB Exchange Right Period, that the annual cost of the MassMutual Guaranteed Income Plus 5 and 6 Rider will increase to 1.50%, effective December 5, 2020.

The Depositor and the Registrant respectfully request selective review of Post-Effective Amendment No. 27 in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

In support of this request, the Registrant represents that this filing is substantially similar to the Rule 485(a) filing filed on May 14, 2020 for the MassMutual Transitions SelectSM variable annuity (File No. 333-112626). I have marked the supplement included in Post-Effective Amendment No. 27 to reflect the differences between the two products. The application of the GMIB Exchange Right and the GMIB charge increase to the MassMutual Evolution and MassMutual Transitions Select variable annuity contracts is the same. The differences between the MassMutual Transitions SelectSM and MassMutual EvolutionSM supplements relate to non-GMIB charges and are as follows:

•	MassMutual Transitions SelectSM offers a waiver of the Annual Contract Maintenance Charge if the Contract Value is $100,000 or greater when MassMutual assesses the charge, and MassMutual EvolutionSM does not offer this waiver; and

•	The Asset Based Charges for MassMutual Transitions SelectSM range from 1.15%-1.95%, whereas the Asset Based Charges for MassMutual EvolutionSM range from 1.55%-2.00%.

Please contact me if you have any questions regarding this filing or if there is anything I can do to facilitate your review of this filing. I may be reached at (413) 218-0992 or jrodolakis@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.